Organization and Basis of Presentation	6 Months Ended
Jun. 30, 2015
Organization and Basis of Presentation [Abstract]
Organization and Basis of Presentation
Note 1 - Organization and Basis of Presentation

A.           Description of business

RR Media Ltd. was incorporated in 1981 and it engages in providing global, end-to-end, content distribution and management services to television and radio broadcasting industries through satellite, terrestrial fiber optic and Internet, and mobile communications services through satellites (MSS).

B.           Basis of preparation and changes of accounting policies

The interim consolidated financial statements as of June 30, 2015, and for the six and three months periods then ended were prepared in accordance with Generally Accepted Accounting Principles in the United States (U.S. GAAP). These financial statements were prepared in a condensed format and should be read in conjunction with the Company's financial statements and accompanying notes as of December 31, 2014 (“annual financial statements”). Results for the interim period presented are not necessarily indicative of the results to be expected for the full year.

The accounting policies adopted in the preparation of the interim condensed consolidated financial statements are consistent with those followed in the preparation of the annual financial statements.

C.           Use of estimates

As described in Note 1D. in the annual financial statements, the preparation of consolidated financial statements in conformity with U.S GAAP requires management to make estimates and assumptions that affect the reported amounts in the financial statements. The current economic environment has increased the degree of uncertainty inherent in those estimates and assumptions.